TG P-121001
                        TEMPLETON GROWTH SECURITIES FUND
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED DECEMBER 10, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by replacing the MANAGEMENT section (page TG-5) with the following:

 [insert graphic of briefcase]
 MANAGEMENT
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 Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, Bahamas, is the
 Fund's investment manager.

 MANAGEMENT TEAM The team responsible for the Fund's management is:

 JOHN CRONE
 PORTFOLIO MANAGER, TGAL

 Mr. Crone has been a manager of the Fund since October 2001, and has been with Franklin Templeton Investments since 1995.

 DALE WINNER, CFA
 VICE PRESIDENT, TGAL

 Mr. Winner has been a manager of the Fund since January 2001, and has been with Franklin Templeton Investments since 1995.

 MURDO MURCHISON, CFA
 PORTFOLIO MANAGER, TGAL
 Mr. Murchison has been a manager of the Fund since January 2001, and has been with Franklin Templeton Investments since 1993.

 The Fund pays TGAL a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2000, the Fund paid 0.81% of its average net assets to TGAL for its services.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.







FGC P-121001

             FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
         (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                   SUPPLEMENT DATED DECEMBER 10, 2001
                  TO THE PROSPECTUS DATED MAY 1, 2001

On November 20, 2001, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust (Trust) approved proposals to make changes to, and eliminate, certain fundamental restrictions of the Franklin Global Communications Securities Fund (Fund). If approved by the Fund's shareholders on February 7, 2002, the changes will be effective in mid-March 2002. The proposed fundamental investment restriction changes will not materially affect the manner in which the Fund is managed and will help further the goal of standardizing fundamental investment restrictions among Franklin Templeton funds. It is anticipated that on or about January 10, 2002, the Fund contract owners of record on December 28, 2001, will be mailed a voting instruction card requesting their instructions to the insurance company shareholder on the changes to, and elimination of, certain fundamental investment restrictions. A proxy statement, which explains the details of the proposals, will accompany the voting instruction card.


           PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.